Loss Per Share Attributable to Common Stockholders - Schedule of Calculation of Basic and Diluted Loss Per Share Attributable to Common Stockholders (Details) - USD ($)
$ / shares in Units, $ in Thousands
12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Net loss attributable to common stockholders		$ (5,512)	$ (7,100)
Weighted-Average shares used to compute net loss per share attributable to common stockholders, basic and diluted	[1]	11,603,381	9,828,411
Net loss per share attributable to common stockholders, basic and diluted	[1]	$ (0.48)	$ (0.72)

[1]	Amounts for the year ended December 31, 2018 differ from those published in prior year consolidated financial statements as they were retrospectively adjusted as a result of the accounting for the Business Combination (as defined below in the notes). Specifically, the number of common shares outstanding during periods before the Business Combination are computed on the basis of the number of common shares of Kaleyra S.p.A. (accounting acquiror) during those periods multiplied by the exchange ratio established in the stock purchase agreement. Common stock and additional paid-in capital were adjusted accordingly.